Events after the reporting period	12 Months Ended
Dec. 31, 2020
Events after the reporting period
Events after the reporting period

30.   Events after the reporting period

Modification of contractual terms in REINDUS loan

On  January 26, 2021 the Company received a decision from the Administration under which it has been agreed to extend the grace period and the term of the loan. New terms agreed contractually implies main loan will start to be repaid by 2023 and it will be completed by 2030, and interest rate will increase from 2.29% to 3.55%.

Repayment of North-American asset-based loan (ABL)

On March 16, 2021, the Company has repaid in its entirety the remaining balance at the date for an amount equal to $39,476 thousand, cancelling its obligations derived from the contract.

Agreement in Principle on the Terms of the financing proposal

Capital Raising and Extension of the Maturity of the Notes

Beginning in 2020, we engaged in discussions with the Ad Hoc Group Noteholders to put forward a plan to refinance the Notes and restructure our balance sheet.  On March 27, 2021, Ferroglobe and Globe and certain other members of our group entered into the Lock-Up Agreement with the Ad Hoc Group Noteholders, Grupo VM and affiliates of Tyrus Capital that set forth a plan to implement the restructuring.  The principal elements of the restructuring, as set forth below, are inter-conditional and must be completed by September 28, 2021, unless extended by agreement.

Issuance of $60 million of new senior secured notes

We intend to issue $60 million of new senior secured notes (the “Super Senior Notes”) maturing on June 30, 2025, in two tranches: (i) $40 million as soon as reasonably practicable prior to the completion date of the proposed restructuring (the “Transaction Effective Date”) and (ii) $20 million on the Transaction Effective Date. The Super Senior Notes will bear an interest rate of 9.0% per annum and will benefit from first-ranking security over substantially all of the assets of Ferroglobe and its subsidiaries. The holders of the Super Senior Notes will have super senior priority rights with respect to the proceeds from the enforcement of the collateral securing the Super Senior Notes pursuant to the provisions of an intercreditor agreement together with all amounts received or recovered by the security agent within the meaning of the intercreditor agreement and will have priority over the holders of the Amended Senior Notes (defined below).

In the event that any part or all of an expected initial tranche consisting of $40 million of the Super Senior Notes are redeemed prior to certain termination events under the Lock-Up Agreement, following any notice of redemption or acceleration, a make-whole premium of $17.5 million is payable (reduced pro rata if only a part of the $40 million in Super Senior Notes is redeemed). We will be able to redeem the Super Senior Notes (i) at par in the 15-month period commencing on the Transaction Effective Date, (ii) subject to a make-whole premium in the subsequent 9-month period, (iii) at 104.5% in the further subsequent one-year period and (iv) at par thereafter.

The first tranche of $40 million of Super Senior Notes will be issued to the Ad Hoc Group Noteholders. We intend to offer the holders of the Notes the right to subscribe for the Super Senior Notes. The Ad Hoc Group Noteholders have agreed to backstop any shortfall in the subscription for the Super Senior Notes subject to satisfaction of certain conditions set out in the new debt backstop letter filed as Exhibit 4.10 to this annual report.

Issuance of $40 million in new equity of Ferroglobe

We expect to issue at least $40 million of equity by launching an equity offering prior to the Transaction Effective Date. We will determine the specific choice of instrument and method of issuing this equity, taking into account the best interests of all of our shareholders. While we currently expect to conduct a pre-emptive rights issue or an offering of ordinary shares available to all shareholders, we will consider all available options, taking into account the best interests of all of our shareholders.

An affiliate of Tyrus Capital has agreed, subject to certain terms and conditions contained in the new equity backstop letter filed as Exhibit 4.11 to this annual report, to backstop a shortfall of up to $40 million in the subscription for our ordinary shares at an issue price in an amount equal to the lower of (i) a 40% discount to the volume weighted average closing price of the ordinary shares over a number of trading days close to the Transaction Effective Date (adjusted to address any unusual trading activity), and (ii) the price per share offered in the equity raise by Ferroglobe, provided that the total number of shares issued (after giving effect to any shares issued in the equity raise) does not exceed the number of shares currently issuable without triggering pre-emption rights and that are not reserved for specific purposes.

Extension of the maturity date of the Notes from March 31, 2022 to December 31, 2025 and amendment of certain other terms

We intend to extend the maturity date of the Notes from March 31, 2022 to December 31, 2025 and amend certain other terms of the Notes. The extension of maturity and amendments will be implemented through an offer to exchange the Notes at par for new senior secured notes that will mature on December 31, 2025 (the “Amended Senior Notes”). As of the date of this annual report, holders holding approximately 96% in aggregate principal amount of Notes have signed the Lock-Up Agreement to support the maturity extension and amendment of the Notes. To the extent the holders of the Notes do not participate in the offer to exchange, the Notes will remain outstanding and will be due on March 31, 2022.

The Amended Senior Notes will have an interest rate per annum of 9.375% and will benefit from the same security as the Super Senior Notes, subject to the provisions of an intercreditor agreement pursuant to which the holders of the Amended Senior Notes will receive the proceeds from the enforcement of the collateral securing the Amended Senior Notes after the holders of the Super Senior Notes have been repaid in full. The covenants for the Amended Senior Notes will be more restrictive than the covenants in the indenture governing the Notes.

We will be able to redeem the Amended Senior Notes (i) subject to a make-whole premium in the one-year period commencing on the Transaction Effective Date, (ii) at 104.6875% in the first subsequent one-year period, (iii) at 102.3437% in the second subsequent one-year period, (iv) at 101% in the third subsequent one-year period and (v) at par thereafter.

Changes to the board of directors

On April 30, 2021, Mr. José María Alapont resigned from the Board of Directors.

The Board is currently in the process of seeking and selecting potential candidates for appointment and nomination.